Non-current assets held for sale (Details) - BRL BRL in Thousands	Dec. 28, 2012	Dec. 31, 2017	Dec. 31, 2016
Non-current assets held for sale
Total non-current assets held for sale			BRL 598,257
Losango Project
Non-current assets held for sale
Biological assets		BRL 284,217	284,217
Property, plant and equipment - substantially land		305,632	305,632
Others		8,408	8,408
Disposals (Note 1(b))		(598,257)
Total non-current assets held for sale		BRL 0	BRL 598,257
Impairment loss	BRL 0